COMBINED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 19,419,993	$ 46,800,099	$ 2,013,567
Operating expenses/(income)
Cost of revenue		15,922,202	192,829
Sales and marketing expenses (including related party transactions of $1,833,486 and $1,011,119, see note 14)		12,062,375	6,684,870
General and administrative expenses (including related party transactions of $8,120,684 and $68,413,399, see note 14)		90,366,226	132,022,084
Depreciation and amortization expenses		6,965,148	226,305
Research and development expenses		11,198,074	1,152,807
Other operating (income)/expense, net		(2,857,071)	255,412
Total operating expenses/(income)		133,656,954	140,534,307
Operating loss		(86,856,855)	(138,520,740)
Other (expense)/income
Interest expense		(3,507,201)	(10,645,464)
(Loss)/gain on derivatives		(2,889,175)	19,001,681
Loss on extinguishment		(29,950,161)	(44,332,819)
Gain on revaluation of financial asset		5,645,839	0
Gain on bargain purchase		61,298,445	0
Impairment loss		(63,345,577)	0
Other non-operating income (expense), net		465,518	1,289,944
Total other expenses, net		(32,282,312)	(34,686,658)
Loss before provision for income taxes		(119,139,167)	(173,207,398)
Provision for income taxes		17,728,939	(243,735)
Net loss and comprehensive loss		$ (101,410,228)	$ (173,451,133)
Net loss per share, basic		$ (0.38)	$ (1.06)
Net loss per share, diluted		$ (0.38)	$ (1.06)
Weighted average shares, basic		267,981,256	163,674,883
Weighted average shares, diluted		267,981,256	163,674,883